STAFF COSTS - Long-Term Incentive Plan - RSUs Granted in 2020 (Details) $ / shares in Units, $ in Millions								12 Months Ended
	Sep. 23, 2025 USD ($) equityInstrument $ / shares	Mar. 06, 2025 kr / shares	Mar. 06, 2025 USD ($) equityInstrument	Mar. 07, 2024 kr / shares	Mar. 07, 2024 USD ($) equityInstrument	Mar. 29, 2023 kr / shares	Mar. 29, 2023 USD ($) equityInstrument $ / shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Retention | Jacob Meldgaard
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant (in shares) | equityInstrument	500,000		500,000				300,000
Exercise price per share (in DKK/USD per share) | $ / shares	$ 0.01						$ 0.01
RSU grant value assuming 100% vesting | $	$ 9.1						$ 10.7
Ordinary
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant (in shares) | shares								4,597,600	1,506,400	3,136,600
Ordinary | Jacob Meldgaard
Disclosure of terms and conditions of share-based payment arrangement [line items]
RSU LTIP grant (in shares) | equityInstrument			255,200		255,200		255,200
Exercise price per share (in DKK/USD per share) | kr / shares		kr 162.38		kr 258.40		kr 220.60
RSU grant value assuming 100% vesting | $			$ 0.7		$ 1.9		$ 2.5